Short-Term and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Debt Instrument [Line Items]
Borrowings	¥ 5,209,723	¥ 4,427,046
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	1,093	1,013	¥ 1,010
Total committed credit lines	698,560	651,379
Available credit lines	518,585	507,181
Long-term committed credit lines	479,039	¥ 442,547
Secured by shares of subsidiaries [Member]
Debt Instrument [Line Items]
Secured debt	31,379
Secured by investment in affiliates [Member]
Debt Instrument [Line Items]
Secured debt	101,827
Secured by loans to subsidiaries [Member]
Debt Instrument [Line Items]
Secured debt	407,495
Investment in securities for collateral deposits and deposits for real estate transaction [Member]
Debt Instrument [Line Items]
Secured debt	9,911
Subordinated Syndicated Loan | Loan Maturing in 5 Year
Debt Instrument [Line Items]
Borrowings	¥ 44,000
Maturity year of loan	2083	2082
Unsecured subordinated bonds premature redemption period	5 years	5 years
Subordinated Syndicated Loan | Loan Maturing in 7 Year
Debt Instrument [Line Items]
Borrowings		¥ 34,000
Maturity year of loan		2077
Unsecured subordinated bonds premature redemption period		7 years
Unsecured Subordinated Debt
Debt Instrument [Line Items]
Borrowings	¥ 150,000
Unsecured subordinated bonds face value				¥ 100,000
Unsecured subordinated bonds year of maturity				2080
Unsecured Subordinated Debt | Premature Redemption Period 5 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value				¥ 60,000
Unsecured subordinated bonds premature redemption period				5 years
Unsecured Subordinated Debt | Premature Redemption Period 10 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value				¥ 40,000
Unsecured subordinated bonds premature redemption period				10 years
Unsecured Subordinated Debt One
Debt Instrument [Line Items]
Unsecured subordinated bonds face value			¥ 50,000
Unsecured subordinated bonds year of maturity			2081
Unsecured Subordinated Debt One | Premature Redemption Period 5 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value			¥ 29,000
Unsecured subordinated bonds premature redemption period			5 years
Unsecured Subordinated Debt One | Premature Redemption Period 10 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value			¥ 21,000
Unsecured subordinated bonds premature redemption period			10 years
Subordinated Syndicated Loans Executed [Member] | Loan Maturing in 5 Year
Debt Instrument [Line Items]
Borrowings	¥ 34,000	¥ 10,000